Share-based Compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Millions		12 Months Ended
	Mar. 07, 2011	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2021 USD ($) shares	Sep. 17, 2021 shares	Mar. 18, 2020 shares	Mar. 17, 2020 shares
Weighted average grant date fair value of options granted | (per share)		¥ 1.44	$ 0.23	¥ 1.96		$ 0
Vesting of restricted share units, shares		1,812,960		190,160	0
Cash settled equity instrument granted under share-based payment arrangements | ¥		¥ 0		¥ 0	¥ 0
Compensation cost for share-based payment arrangements | ¥		¥ 0		¥ 0	¥ 0
Common Class A [Member]
Ordinary shares, shares authorized		1,268,785,000	1,268,785,000	1,268,785,000			1,268,785,000
Common Class A [Member] | Kastle Limited [Member]
Number Of Ordinary Shares Held For The Benefit Of Senior Management Directors And Employees		9,020,630	9,020,630				9,020,630
Common Class A [Member] | Futu Securities(Hong Kong) Limited [Member]
Number Of Ordinary Shares Held For The Benefit Of Senior Management Directors And Employees		7,140,380	7,140,380				7,140,380
Restricted Stock [Member]
Award vesting period		4 years
Award vesting percentage	25.00%
Restricted shares units, Granted				2,607,000	10,428,000
Vesting of restricted share units, shares		6,232,000		9,857,000
Restricted Stock Units (RSUs) [Member]
Restricted shares units, Granted		13,080,200		9,611,020
Vesting of restricted share units, shares		3,018,000		0
2012 Incentive Plan [Member]
Award vesting period		4 years
2019 Incentive Plan and the Amended and Restated 2019 Share Incentive Plan [Member]
Award vesting period		4 years
Unrecognized compensation expenses, unvested awards		¥ 75,300	$ 75,300	¥ 62,600			$ 11.9
Unrecognized compensation expenses, weighted average period for recognition		2 years 6 months 29 days		2 years 8 months 12 days
2019 Incentive Plan [Member] | Common Class A [Member]
Ordinary shares, shares authorized								100,000,000	100,000,000	40,000,000
2019 Incentive Plan [Member] | Common Class A [Member] | Restated [Member]
Ordinary shares, shares authorized								170,000,000
2019 Incentive Plan [Member] | Common Class A [Member] | Maximum [Member]
Award vesting period		4 years
2018 Incentive Plan [Member]
Award vesting period		4 years